Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables
Trade receivables, net - current	€ 5,790	€ 6,231
Trade receivables, net - non-current	0	0
Trade receivables, net	5,790	6,231
Other receivables - current	885	543
Other receivables - non-current	218	209
Other receivables	1,103	752
Total trade and other receivables - current	6,675	6,774
Total trade and other receivables - non-current	218	209
Total	6,893	6,983
Contract assets	€ 803	€ 441